Derivative financial instruments (Tables)	9 Months Ended
Sep. 30, 2025
Derivative financial instruments
Schedule of contractual notional amount for the derivative instruments

	September 30,	December 31,
	2025	2024
	$'m	$'m

Derivative instruments
Embedded options within listed bonds(a)	2,186.0	2,186.0
Foreign exchange swaps	—	14.5
	2,186.0	2,200.5
(a)	This relates to early redemption clauses within the Group’s Senior Notes (see note 15). On or after November 29, 2023, 2024, or 2025, the 2026 Notes may be redeemed (in whole or in part) at a price of 102.81250%, 101.40625% and 100.00000%, respectively. On or after September 18, 2024, the 2027 Notes may be redeemed (in whole or in part) at a price of 100.00000%. On or after November 29, 2024, 2025 or 2026, the 2028 Notes may be redeemed (in whole or in part) at a price of 103.12500%, 101.56250% and 100.00000%, respectively. On or after November 29, 2026, 2027 or 2028, the 2030 Notes may be redeemed (in whole or in part) at a price of 103.93750%, 101.96875% and 100.00000%, respectively. On or after November 29, 2027, 2028 or 2029, the 2031 Notes may be redeemed (in whole or in part) at a price of 104.12500%, 102.06250% and 100.00000%, respectively.

Schedule of fair value of derivative instruments

	September 30,	December 31,
	2025	2024
	$'m	$'m

Derivative instruments
Embedded options within listed bonds	64.2	29.4
Foreign exchange swaps	—	(10.2)
	64.2	19.2

Schedule of changes in fair value of derivative instruments

	Three months ended		Nine months ended
	September 30,	September 30,	September 30,	September 30,
	2025	2024	2025	2024
	$'m	$'m	$'m	$'m

Derivative instruments
Embedded options within listed bonds	30.6	19.0	34.9	29.6
Foreign exchange swaps	10.2	1.3	10.4	7.0
Interest rate caps	—	—	—	0.2
	40.8	20.3	45.3	36.8